Financial Instruments	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Financial Instruments Text Block Abstract
Financial Instruments

16. Financial Instruments

The Group’s principal financial instruments comprise cash and short-term deposits.

The main purpose of these financial instruments is to raise finance for the Group’s operations. The Group has various other financial liabilities such as trade payables, which arise directly from its operations. It is, and has been throughout the year under review, the Group’s policy that no trading in financial instruments shall be undertaken. The main risks arising from the Group’s financial instruments are cash flow interest rate risk, liquidity risk, and credit risk. The Board reviews and agrees policies for managing each of these risks and they are summarised below.

(a) Interest rate risk

The Group’s exposure to the risk of changes in market interest rates relates primarily to the Group’s short-term deposits with a floating interest rate.

The Group’s exposure to interest rate on financial assets and financial liabilities is detailed in the sensitivity analysis section of this note.

(b) Sensitivity analysis

During 2022, if interest rates had been 50 basis points higher or lower than the prevailing rates realised, with all other variables held constant, there would have been an immaterial change in post-tax result for the year. The impact on equity would have been the same.

(c) Net fair values

The net fair value of cash and cash equivalents and non-interest bearing monetary financial assets and liabilities approximates their carrying value.

(d) Commodity price risk

The Group’s exposure to price risk is minimal.

(e) Credit risk

There are no significant concentrations of credit risk within the Group.

With respect to credit risk arising from the other financial assets of the Group, which comprise cash and cash equivalents, available-for-sale financial assets and certain derivative instruments, the Group’s exposure to credit risk arises from default of the counter party, with a maximum exposure equal to the carrying amount of these instruments.

Since the Group trades only with recognized third parties, there is no requirement for collateral.

(f) Liquidity risk

The Group’s objective is to maintain a balance between continuity of funding and flexibility through the use of share issues and convertible notes.

The Group’s contractual liabilities at 30 June 2022 were as follows:

Description	Less than 1 month	1 to 3 months	3 months to 1 year	1 to 5 years	Total
Consolidated	$	$	$	$	$
Payables & accruals	1,828,527	-	-	-	1,828,527
	1,828,527	-	-	-	1,828,527

The Group’s contractual liabilities at 30 June 2021 were as follows:

Description	Less than 1 month	1 to 3 months	3 months to 1 year	1 to 5 years	Total
Consolidated	$	$	$	$	$
Payables & accruals	614,834	-	-	-	614,834
	614,834	-	-	-	614,834

(g) Capital Management

The Group’s objectives when managing capital are to safeguard its ability to continue as a going concern, so that it may continue to provide returns for shareholders and benefits for other stakeholders. Due to the nature of the Group’s past activities, being mineral exploration, it does not have ready access to credit facilities and therefore is not subject to any externally imposed capital requirements, with the primary source of Group funding being equity raisings and unsecured convertible notes. Accordingly, the objective of the Group’s capital risk management is to balance the current working capital position against the requirements to meet exploration programmes and corporate overheads. This is achieved by maintaining appropriate liquidity to meet anticipated operating requirements, with a view to initiating fund raisings as required.

19. Financial Instruments

The Group’s principal financial instruments comprise cash and short-term deposits and convertible notes.

The main purpose of these financial instruments is to raise finance for the Group’s operations. The Group has various other financial liabilities such as trade payables, which arise directly from its operations. It is, and has been throughout the years, the Group’s policy that no trading in financial instruments shall be undertaken. The main risks arising from the Group’s financial instruments are cash flow interest rate risk, liquidity risk, and credit risk. The Board reviews and agrees policies for managing each of these risks and they are summarised below.

Details of the significant accounting policies and methods adopted, including the criteria for recognition, the basis of measurement and the basis on which income and expenses are recognized, in respect of each class of financial asset, financial liability and equity instrument are disclosed in note 1 to the consolidated financial statements.

(a) Interest rate risk

The Group’s exposure to the risk of changes in market interest rates relates primarily to the Group’s short-term deposits with a floating interest rate.

The Group’s exposure to interest rate on financial assets and financial liabilities is detailed in the sensitivity analysis section of this note.

(b) Sensitivity analysis

During the years ended 30 June 2021 and 2020, if interest rates had been 50 basis points higher or lower than the prevailing rates realised, with all other variables held constant, there would have been an immaterial change in post-tax result for the year. The impact on equity would have been the same.

(c) Net fair values

The net fair value of cash and non-interest bearing monetary financial assets and liabilities approximates their carrying value.

(d) Commodity price risk

The Group’s exposure to price risk is minimal.

(e) Credit risk

There are no significant concentrations of credit risk within the Group.

With respect to credit risk arising from the other financial assets of the Group, which comprise cash, available-for-sale financial assets and certain derivative instruments, the Group’s exposure to credit risk arises from default of the counter party, with a maximum exposure equal to the carrying amount of these instruments.

Since the Group trades only with recognized third parties, there is no requirement for collateral.

(f) Liquidity risk

The Group’s objective is to maintain a balance between continuity of funding and flexibility through the use of share issues and convertible notes.

The Group’s contractual liabilities at 30 June 2021 were as follows:

Description	Less than 1 month	1 to 3 months	3 months to 1 year	1 to 5 years	Total
Consolidated
Payables & accruals	$614,834	$—	$—	$—	$614,834
	$614,834	$—	$—	$—	$614,834

The Group’s contractual liabilities at 30 June 2020 were as follows:

Description	Less than 1 month	1 to 3 months	3 months to 1 year	1 to 5 years	Total
Consolidated
Payables & accruals	$906,145	$—	$—	$—	$906,145
	$906,145	$—	$—	$—	$906,145

(g) Capital Management

The Group’s objectives when managing capital are to safeguard its ability to continue as a going concern, so that it may continue to provide returns for shareholders and benefits for other stakeholders. Due to the nature of the Group’s past activities, being a drug development business, it does not have ready access to credit facilities and therefore is not subject to any externally imposed capital requirements, with the primary source of Group funding being equity raisings and unsecured convertible notes. Accordingly, the objective of the Group’s capital risk management is to balance the current working capital position against the requirements and corporate overheads. This is achieved by maintaining appropriate liquidity to meet anticipated operating requirements, with a view to initiating fund raisings as required.